Share Capital - Summary of Details of Shares Issued (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares in issue, beginning balance	83,306,259	78,370,265	71,069,933
Shares issued during the year	6,066,654	4,276,580	5,062,167
Options exercised	411,807	659,414	2,238,165
Number of shares in issue, ending balance	89,784,720	83,306,259	78,370,265
Options Exercised at £0.05
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	66,114	496,666	581,101
Options Exercised at £0.25
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			728,078
Options Exercised at £1.00
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	25,000	60,000	40,000
Options Exercised at £1.06
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			23,986
Options Exercised at £1.10
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			200,000
Options Exercised at £1.12
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			5,000
Options Exercised at £1.17
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			500,000
Options Exercised at £1.25
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			160,000
Options Exercised at £0.85
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	121,854	56,470
Options Exercised at £1.90
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	198,119	46,278
Options Exercised at £1.28
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	720